Biological Assets - Summary of Change in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in biological assets [abstract]
Balance, beginning of year	$ 3,477	$ 4,410
Increase in biological assets due to capitalized costs	21,501	27,749
Acquisition	0	909
Net change in fair value of biological assets	(7,936)	(1,309)
Transferred to inventory upon harvest	(16,613)	(28,282)
Balance, end of year	$ 429	$ 3,477